Parent Company Financial Information-Cash Flows (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income (loss)		$ (1,731,725)	$ (1,595,111)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net other operating activities		82,931	108,156
Net cash provided by operating activities		1,794,726	2,005,625
INVESTING ACTIVITIES
Capital contribution in bank		(449,679)	(92,108)
Net cash used in investing activities		(7,589,404)	(2,048,382)
FINANCING ACTIVITIES
Proceeds from issuance of preferred stock		1,000,000
Proceeds from issuance of common stock from secondary stock offering	2,500,000	1,120,000	110,480
Proceeds from exercise of stock options		10,001
Net cash provided by financing activities		6,572,552	1,726,967
Net decrease in cash		777,874	1,684,210
Cash and due from banks at beginning of year		7,029,604	5,345,394
Cash and due from banks, end of period		7,807,478	7,029,604
Parent Company
OPERATING ACTIVITIES
Net income (loss)		(1,731,725)	(1,595,111)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
(Earnings) losses of subsidiaries		1,454,735	1,401,636
Net other operating activities			156,462
Net cash provided by operating activities		(276,990)	(37,013)
INVESTING ACTIVITIES
Capital contribution in bank		(1,851,245)	(75,000)
Net cash used in investing activities		(1,851,245)	(75,000)
FINANCING ACTIVITIES
Proceeds from issuance of preferred stock		1,000,000
Proceeds from issuance of common stock from secondary stock offering		1,120,001	110,480
Proceeds from exercise of stock options		10,001
Net cash provided by financing activities		2,120,001	110,480
Net decrease in cash		(8,234)	(1,533)
Cash and due from banks at beginning of year		13,051	14,584
Cash and due from banks, end of period		$ 4,817	$ 13,051